Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Accounting Policies [Line Items]
Fair value of Equity Offering embedded derivative	$ 0	$ 159
Fair value of Change in Control	19,372	25,026
ECF embedded derivatives	4,752	(8,873)	(297)
Reduction of ECF embedded derivative in loss on extinguishment of debt	4,752	630
Net fair value of embedded derivatives	20,252	25,725
Right to shares of Series B redeemable convertible preferred stock	188,080	174,664
Cash equivalents	61	5,759
Restricted cash in other long-term assets	106	126
Foreign currency transaction gains and losses included in other expense	271	449	(904)
Percentage of account receivable balance	8.00%	2.00%
Percentage of entity wide revenue major customer	10.00%	10.00%	10.00%
Net capitalized internal software included in property and equipment	149	540
Unrealized (loss) gain	(3)	(4)	22
Carrying value of investments	23	32
Total revenue and profit from operations recorded due to change in accounting policy		105
Capitalization of software development costs	0	0	0
Amortization expense	40	83	83
Weighted-average fair value of stock options granted	$ 0.03	$ 0.04	$ 0.07
stock-based compensation expense associated with restructurings	0	0	0
Unamortized stock-based compensation expense non-vested awards	134
Weighted-average period			2 years 3 months 18 days
Stock-based compensation costs	0	0	0
Minimum warranty period	30 days
Maximum warranty period	1 year
Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Right to shares of Series B redeemable convertible preferred stock	5,518	5,518
Senior Secured Note [Member]
Accounting Policies [Line Items]
Fair value of Lien 2 debt including accrued interest payable	226,823	227,679
Lien Debt 2 [Member]
Accounting Policies [Line Items]
Fair value of Lien 2 debt including accrued interest payable	96,157	85,001
Carrying value of the Lien 2 debt	$ 97,945
Senior Secured Notes [Member]
Accounting Policies [Line Items]
Percentage of offer to purchase ECF			100.00%
Percentage of accrued and unpaid interest			120.00%